Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Other comprehensive income
Schedule of Other comprehensive income

	2018			2017			2016
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements
Remeasurements of defined benefit plans	388	(90)	298	723	(58)	665	613	(269)	344
Net change during the year	388	(90)	298	723	(58)	665	613	(269)	344
Translation differences
Exchange differences on translating foreign operations	443	1	444	(1 831)	1	(1 830)	265	–	265
Transfer to income statement	(42)	–	(42)	12	–	12	(14)	–	(14)
Net change during the year	401	1	402	(1 819)	1	(1 818)	251	–	251
Net investment hedges
Net investment hedging (losses)/gains	(79)	16	(63)	440	(88)	352	(103)	20	(83)
Transfer to income statement	6	(1)	5	–	–	–	–	–	–
Net change during the year	(73)	15	(58)	440	(88)	352	(103)	20	(83)
Cash flow and other hedges
Net fair value (losses)/gains	(44)	8	(36)	129	(26)	103	(16)	3	(13)
Transfer to income statement	(9)	2	(7)	(94)	19	(75)	30	(5)	25
Net change during the year	(53)	10	(43)	35	(7)	28	14	(2)	12
Financial assets at fair value through other comprehensive income(1)
Net fair value (losses)/gains	(144)	28	(116)	–	–	–	–	–	–
Transfer to income statement on impairment	33	(8)	25	–	–	–	–	–	–
Transfer to income statement on disposal	66	(13)	53	–	–	–	–	–	–
Net change during the year	(45)	7	(38)	–	–	–	–	–	–
Available-for-sale investments(1)
Net fair value gains/(losses)	–	–	–	19	(1)	18	(9)	(1)	(10)
Transfer to income statement on impairment	–	–	–	14	(1)	13	25	(4)	21
Transfer to income statement on disposal	–	–	–	(121)	4	(117)	(91)	7	(84)
Net change during the year	–	–	–	(88)	2	(86)	(75)	2	(73)
Other increase/(decrease), net	1	–	1	(1)	–	(1)	(6)	–	(6)
Total	619	(57)	562	(710)	(150)	(860)	694	(249)	445

Related to the adoption of IFRS 9, investments in unlisted private equity shares, technology-related publicly quoted shares and unlisted venture funds that were classified as available-for-sale investments are classified as fair value through profit and loss. Certain current financial investments, customer or vendor related loan receivables and trade receivables are classified as fair value through other comprehensive income under IFRS 9.